COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in the liability for product warranties
Balance, beginning of year	$ 5,861	$ 4,169
Provisions	5,260	7,368
Expenditures	(5,310)	(5,676)
Liabilities from acquisition of In Motion	140	0
Balance, end of year	$ 5,951	$ 5,861